General information	12 Months Ended
Jun. 30, 2022
General Information
General information

1. General information

Locafy Limited (“Company” or “Locafy”) is a limited liability company incorporated in Australia. Its registered office and principal place of business is 246 Churchill Avenue, Subiaco, Western Australia. Locafy’s shares are listed on the Nasdaq Stock Exchange.

The Company’s principal activities are the continued commercialisation of Locafy’s developed technologies, extension of the technology into local search solutions and the continual acquisition of businesses complimentary to Locafy’s technology and commercial model.

Our products and solutions are market differentiated by the scale at which we can create online assets, the short time in which those online assets achieve high rankings on search engine result pages, superior user experience through world-leading page load speeds and adaptability to quickly implement future technology changes with management of all online assets through a centralised platform.